Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2017
Share capital, share premium and own shares
Share capital, share premium and own shares

C10 Share capital, share premium and own shares

	2017			2016
Issued shares of 5p each fully paid	Number of ordinary shares	Share capital	Share premium	Number of ordinary shares	Share capital	Share premium

		£m	£m		£m	£m
At 1 January	2,581,061,573	129	1,927	2,572,454,958	128	1,915
Shares issued under share-based schemes	6,113,872	—	21	8,606,615	1	12

At 31 December	2,587,175,445	129	1,948	2,581,061,573	129	1,927

Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of shares, net of issue costs, and the nominal value of shares issued is credited to the share premium account.

At 31 December 2017, there were options outstanding under save as you earn schemes to subscribe for shares as follows:

	Number of shares to subscribe for	Share price range
				Exercisable by year
		from	to

31 December 2017	6,448,853	629p	1,455p	2023
31 December 2016	7,068,884	466p	1,155p	2022

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares ('own shares') either in relation to its employee share schemes or via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of £250 million as at 31 December 2017 (2016: £226 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2017, 11.4 million (2016: 10.7 million) Prudential plc shares with a market value of £218 million (2016: £175 million) were held in such trusts all of which are for employee incentive plans. The maximum number of shares held during 2017 was 15.1 million which was in March 2017.

The Company purchased the following number of shares in respect of employee incentive plans. The shares purchased each month are as follows:

		2017 share price				2016 share price
	Number of shares				Number of shares
		Low	High	Cost		Low	High	Cost

		£	£	£		£	£	£
January	62,388	15.83	16.02	989,583	67,625	13.73	14.00	932,711
February	65,706	15.70	16.09	1,052,657	79,077	11.96	12.01	947,993
March	70,139	16.40	16.54	1,159,950	735,361	13.09	13.72	9,686,101
April	3,090,167	16.58	16.80	51,369,760	84,848	12.91	13.31	1,115,919
May	55,744	17.50	17.62	979,645	2,272,344	13.17	13.31	30,238,832
June	182,780	17.52	18.00	3,269,447	576,386	11.28	13.09	6,604,231
July	51,984	17.72	17.93	927,452	84,883	11.96	12.32	1,040,732
August	55,857	18.30	18.73	1,025,802	73,602	14.01	14.25	1,040,528
September	51,226	17.45	17.97	912,151	173,166	13.69	14.14	2,372,037
October	136,563	17.99	18.22	2,483,879	71,253	14.37	14.50	1,026,260
November	53,951	18.38	18.40	992,123	69,976	13.49	15.40	1,044,194
December	53,519	18.26	18.47	986,000	71,626	15.76	16.37	1,134,181

Total	3,930,024			66,148,449	4,360,147			57,183,719

The Group has consolidated a number of authorised investment funds where it is deemed to control these funds under IFRS. Some of these funds hold shares in Prudential plc. The total number of shares held by these funds at 31 December 2017 was 6.4 million (2016: 6.0 million) and the cost of acquiring these shares of £71 million (2016: £61 million) is included in the cost of own shares. The market value of these shares as at 31 December 2017 was £121 million (2016: £97 million). During 2017, these funds made net acquisitions of 372,029 Prudential shares (2016: net disposals of 77,423) for a net increase of £9.4 million to book cost (2016: net increase of £7.9 million).

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above the Group did not purchase, sell or redeem any Prudential plc listed securities during 2017 or 2016.